PROVISIONS - Schedule of reconciliation of changes in provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions [Abstract]
Opening provision at January 1	$ 2,529	$ 50
Charged during the year	328	2,479
Utilised during the year	(1,316)	0
Released during the year	(415)
Closing provision at December 31	$ 1,126	$ 2,529